May 3, 2023
VIA EDGAR
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN:
 Mr. Mark Cowan
 Document Control – Edgar
RE:
RiverSource Life Insurance Company (“Company”)
on behalf of RiverSource Variable Life Separate Account (“Registrant”)
File Nos. 033-11165 and 811-04298
RiverSource Variable Universal Life Insurance
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced insurance policy does not differ from that contained in Registrant’s Post-Effective Amendment No. 50 (Amendment). This Amendment was filed electronically on April 26, 2023.
If you have any questions or concerns regarding this filing, please contact me at (612) 678-5337.
Sincerely,

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary